Analysis of Allowance for Doubtful Debt (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of the year	$ 12,436	¥ 80,910	¥ 40,070
Additional provision charged to expense	5,752	37,427	117,564	¥ 32,199
Write-off of accounts receivable	(3,038)	(19,766)	(38,797)
Provision included in disposed subsidiaries	(8,767)	(57,041)
Balance at the end of the year	11,321	73,656	80,910	¥ 40,070
Allowance for Account Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additional provision charged to expense	$ 10,690	¥ 69,553	¥ 79,637